Loans - Delinquency (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Loan delinquency information
Number of loans held for investment | loan	3,840	4,183
Loans, held-for-investment	$ 1,467,322	$ 1,560,938
Number of loans held and held for sale | loan	88	51
Loans, held at fair value and held for sale, at fair value	$ 256,932	$ 155,134
Number of loans held at fair value | loan	77	51
Loans, Held-for-investment net of specific allowance for loan losses	$ 1,467,741	$ 1,560,938
General allowance for loan losses	419
30-89 Days
Loan delinquency information
Loans, held-for-investment		28,720
Loans, Held-for-investment net of specific allowance for loan losses	27,744
90+ Days
Loan delinquency information
Loans, held-for-investment		$ 39,953
Loans, Held-for-investment net of specific allowance for loan losses	$ 40,161
Fixed-rate loans held for investment
Loan delinquency information
Number of loans held for investment | loan	652	645
Loans, held-for-investment		$ 598,681
Loans, Held-for-investment net of specific allowance for loan losses	$ 531,496
Fixed-rate loans held for investment | 30-89 Days
Loan delinquency information
Loans, held-for-investment		3,320
Loans, Held-for-investment net of specific allowance for loan losses	14,477
Fixed-rate loans held for investment | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 15,569
Loans, Held-for-investment net of specific allowance for loan losses	$ 11,445
Fixed-rate loans held for investment | 0-500k
Loan delinquency information
Number of loans held for investment | loan	427	399
Loans, held-for-investment		$ 52,558
Loans, Held-for-investment net of specific allowance for loan losses	$ 56,770
Fixed-rate loans held for investment | 0-500k | Minimum
Loan delinquency information
Interest rate	0.00%	0.00%
Fixed-rate loans held for investment | 0-500k | Maximum
Loan delinquency information
Interest rate	24.00%	24.00%
Fixed-rate loans held for investment | 0-500k | 30-89 Days
Loan delinquency information
Loans, held-for-investment		$ 3,294
Loans, Held-for-investment net of specific allowance for loan losses	$ 3,003
Fixed-rate loans held for investment | 0-500k | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 8,576
Loans, Held-for-investment net of specific allowance for loan losses	$ 7,695
Fixed-rate loans held for investment | 500k - 1mm
Loan delinquency information
Number of loans held for investment | loan	84	83
Loans, held-for-investment		$ 57,047
Loans, Held-for-investment net of specific allowance for loan losses	$ 59,807
Fixed-rate loans held for investment | 500k - 1mm | Minimum
Loan delinquency information
Interest rate	4.00%	3.99%
Fixed-rate loans held for investment | 500k - 1mm | Maximum
Loan delinquency information
Interest rate	9.90%	9.90%
Fixed-rate loans held for investment | 500k - 1mm | 30-89 Days
Loan delinquency information
Loans, held-for-investment		$ 26
Loans, Held-for-investment net of specific allowance for loan losses	$ 956
Fixed-rate loans held for investment | 500k - 1mm | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 3,876
Loans, Held-for-investment net of specific allowance for loan losses	$ 1,024
Fixed-rate loans held for investment | 1mm - 1.5mm
Loan delinquency information
Number of loans held for investment | loan	34	33
Loans, held-for-investment		$ 40,916
Loans, Held-for-investment net of specific allowance for loan losses	$ 43,033
Fixed-rate loans held for investment | 1mm - 1.5mm | Minimum
Loan delinquency information
Interest rate	4.76%	3.99%
Fixed-rate loans held for investment | 1mm - 1.5mm | Maximum
Loan delinquency information
Interest rate	10.25%	9.78%
Fixed-rate loans held for investment | 1.5mm - 2mm
Loan delinquency information
Number of loans held for investment | loan	30	38
Loans, held-for-investment		$ 67,056
Loans, Held-for-investment net of specific allowance for loan losses	$ 53,574
Fixed-rate loans held for investment | 1.5mm - 2mm | Minimum
Loan delinquency information
Interest rate	3.99%	3.99%
Fixed-rate loans held for investment | 1.5mm - 2mm | Maximum
Loan delinquency information
Interest rate	7.16%	10.25%
Fixed-rate loans held for investment | 1.5mm - 2mm | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 3,117
Loans, Held-for-investment net of specific allowance for loan losses	$ 2,726
Fixed-rate loans held for investment | 2mm - 2.5mm
Loan delinquency information
Number of loans held for investment | loan	24	26
Loans, held-for-investment		$ 59,047
Loans, Held-for-investment net of specific allowance for loan losses	$ 53,554
Fixed-rate loans held for investment | 2mm - 2.5mm | Minimum
Loan delinquency information
Interest rate	4.91%	4.91%
Fixed-rate loans held for investment | 2mm - 2.5mm | Maximum
Loan delinquency information
Interest rate	7.50%	7.50%
Fixed-rate loans held for investment | >2.5mm
Loan delinquency information
Number of loans held for investment | loan	53	66
Loans, held-for-investment		$ 322,057
Loans, Held-for-investment net of specific allowance for loan losses	$ 264,758
Fixed-rate loans held for investment | >2.5mm | Minimum
Loan delinquency information
Interest rate	3.38%	3.38%
Fixed-rate loans held for investment | >2.5mm | Maximum
Loan delinquency information
Interest rate	11.00%	12.01%
Fixed-rate loans held for investment | >2.5mm | 30-89 Days
Loan delinquency information
Loans, Held-for-investment net of specific allowance for loan losses	$ 10,518
Adjustable rate loans held for investment
Loan delinquency information
Number of loans held for investment | loan	3,188	3,538
Loans, held-for-investment		$ 962,257
Loans, Held-for-investment net of specific allowance for loan losses	$ 936,245
Adjustable rate loans held for investment | 30-89 Days
Loan delinquency information
Loans, held-for-investment		25,400
Loans, Held-for-investment net of specific allowance for loan losses	13,267
Adjustable rate loans held for investment | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 24,384
Loans, Held-for-investment net of specific allowance for loan losses	$ 28,716
Adjustable rate loans held for investment | 0-500k
Loan delinquency information
Number of loans held for investment | loan	2,571	2,846
Loans, held-for-investment		$ 285,810
Loans, Held-for-investment net of specific allowance for loan losses	$ 268,716
Adjustable rate loans held for investment | 0-500k | Minimum
Loan delinquency information
Interest rate	0.00%	0.00%
Adjustable rate loans held for investment | 0-500k | Maximum
Loan delinquency information
Interest rate	9.75%	9.75%
Adjustable rate loans held for investment | 0-500k | 30-89 Days
Loan delinquency information
Loans, held-for-investment		$ 12,864
Loans, Held-for-investment net of specific allowance for loan losses	$ 6,872
Adjustable rate loans held for investment | 0-500k | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 12,880
Loans, Held-for-investment net of specific allowance for loan losses	$ 9,288
Adjustable rate loans held for investment | 500k - 1mm
Loan delinquency information
Number of loans held for investment | loan	364	405
Loans, held-for-investment		$ 255,404
Loans, Held-for-investment net of specific allowance for loan losses	$ 230,013
Adjustable rate loans held for investment | 500k - 1mm | Minimum
Loan delinquency information
Interest rate	2.66%	2.66%
Adjustable rate loans held for investment | 500k - 1mm | Maximum
Loan delinquency information
Interest rate	8.63%	8.75%
Adjustable rate loans held for investment | 500k - 1mm | 30-89 Days
Loan delinquency information
Loans, held-for-investment		$ 7,361
Loans, Held-for-investment net of specific allowance for loan losses	$ 2,454
Adjustable rate loans held for investment | 500k - 1mm | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 4,805
Loans, Held-for-investment net of specific allowance for loan losses	$ 4,159
Adjustable rate loans held for investment | 1mm - 1.5mm
Loan delinquency information
Number of loans held for investment | loan	147	169
Loans, held-for-investment		$ 183,883
Loans, Held-for-investment net of specific allowance for loan losses	$ 161,064
Adjustable rate loans held for investment | 1mm - 1.5mm | Minimum
Loan delinquency information
Interest rate	3.50%	3.21%
Adjustable rate loans held for investment | 1mm - 1.5mm | Maximum
Loan delinquency information
Interest rate	8.25%	8.25%
Adjustable rate loans held for investment | 1mm - 1.5mm | 30-89 Days
Loan delinquency information
Loans, held-for-investment		$ 2,297
Loans, Held-for-investment net of specific allowance for loan losses	$ 1,126
Adjustable rate loans held for investment | 1mm - 1.5mm | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 2,741
Loans, Held-for-investment net of specific allowance for loan losses	$ 6,183
Adjustable rate loans held for investment | 1.5mm - 2mm
Loan delinquency information
Number of loans held for investment | loan	58	81
Loans, held-for-investment		$ 119,626
Loans, Held-for-investment net of specific allowance for loan losses	$ 85,426
Adjustable rate loans held for investment | 1.5mm - 2mm | Minimum
Loan delinquency information
Interest rate	2.62%	2.62%
Adjustable rate loans held for investment | 1.5mm - 2mm | Maximum
Loan delinquency information
Interest rate	6.25%	6.00%
Adjustable rate loans held for investment | 1.5mm - 2mm | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 2,599
Loans, Held-for-investment net of specific allowance for loan losses	$ 3,775
Adjustable rate loans held for investment | 2mm - 2.5mm
Loan delinquency information
Number of loans held for investment | loan	10	13
Loans, held-for-investment		$ 26,700
Loans, Held-for-investment net of specific allowance for loan losses	$ 20,774
Adjustable rate loans held for investment | 2mm - 2.5mm | Minimum
Loan delinquency information
Interest rate	3.65%	3.33%
Adjustable rate loans held for investment | 2mm - 2.5mm | Maximum
Loan delinquency information
Interest rate	6.25%	6.75%
Adjustable rate loans held for investment | >2.5mm
Loan delinquency information
Number of loans held for investment | loan	38	24
Loans, held-for-investment		$ 90,834
Loans, Held-for-investment net of specific allowance for loan losses	$ 170,252
Adjustable rate loans held for investment | >2.5mm | Minimum
Loan delinquency information
Interest rate	2.04%	1.59%
Adjustable rate loans held for investment | >2.5mm | Maximum
Loan delinquency information
Interest rate	8.22%	7.00%
Adjustable rate loans held for investment | >2.5mm | 30-89 Days
Loan delinquency information
Loans, held-for-investment		$ 2,878
Loans, Held-for-investment net of specific allowance for loan losses	$ 2,815
Adjustable rate loans held for investment | >2.5mm | 90+ Days
Loan delinquency information
Loans, held-for-investment		$ 1,359
Loans, Held-for-investment net of specific allowance for loan losses	$ 5,311
Fixed-rate loans held at fair value
Loan delinquency information
Number of loans held and held for sale | loan	78	49
Loans, held at fair value and held for sale, at fair value	$ 223,049	$ 151,136
Fixed-rate loans held at fair value | 0-500k
Loan delinquency information
Number of loans held and held for sale | loan	1	1
Loans, held at fair value and held for sale, at fair value	$ 200	$ 43
Fixed-rate loans held at fair value | 0-500k | Minimum
Loan delinquency information
Interest rate	6.60%	6.60%
Fixed-rate loans held at fair value | 0-500k | Maximum
Loan delinquency information
Interest rate	6.60%	6.60%
Fixed-rate loans held at fair value | 500k - 1mm
Loan delinquency information
Number of loans held and held for sale | loan	8	4
Loans, held at fair value and held for sale, at fair value	$ 6,360	$ 3,431
Fixed-rate loans held at fair value | 500k - 1mm | Minimum
Loan delinquency information
Interest rate	5.47%	5.28%
Fixed-rate loans held at fair value | 500k - 1mm | Maximum
Loan delinquency information
Interest rate	7.17%	6.25%
Fixed-rate loans held at fair value | 1mm - 1.5mm
Loan delinquency information
Number of loans held and held for sale | loan	13	5
Loans, held at fair value and held for sale, at fair value	$ 16,455	$ 6,180
Fixed-rate loans held at fair value | 1mm - 1.5mm | Minimum
Loan delinquency information
Interest rate	4.50%	0.58%
Fixed-rate loans held at fair value | 1mm - 1.5mm | Maximum
Loan delinquency information
Interest rate	7.54%	5.91%
Fixed-rate loans held at fair value | 1.5mm - 2mm
Loan delinquency information
Number of loans held and held for sale | loan	13	9
Loans, held at fair value and held for sale, at fair value	$ 24,165	$ 16,610
Fixed-rate loans held at fair value | 1.5mm - 2mm | Minimum
Loan delinquency information
Interest rate	4.74%	4.73%
Fixed-rate loans held at fair value | 1.5mm - 2mm | Maximum
Loan delinquency information
Interest rate	8.33%	8.33%
Fixed-rate loans held at fair value | 2mm - 2.5mm
Loan delinquency information
Number of loans held and held for sale | loan	7	4
Loans, held at fair value and held for sale, at fair value	$ 16,590	$ 9,713
Fixed-rate loans held at fair value | 2mm - 2.5mm | Minimum
Loan delinquency information
Interest rate	5.54%	5.54%
Fixed-rate loans held at fair value | 2mm - 2.5mm | Maximum
Loan delinquency information
Interest rate	7.42%	6.50%
Fixed-rate loans held at fair value | >2.5mm
Loan delinquency information
Number of loans held and held for sale | loan	36	26
Loans, held at fair value and held for sale, at fair value	$ 159,279	$ 115,159
Fixed-rate loans held at fair value | >2.5mm | Minimum
Loan delinquency information
Interest rate	4.53%	4.33%
Fixed-rate loans held at fair value | >2.5mm | Maximum
Loan delinquency information
Interest rate	7.75%	7.75%
Adjustable rate loans held at fair value
Loan delinquency information
Number of loans held and held for sale | loan	10	2
Loans, held at fair value and held for sale, at fair value	$ 33,883	$ 3,998
Adjustable rate loans held at fair value | 500k - 1mm
Loan delinquency information
Number of loans held and held for sale | loan	1
Loans, held at fair value and held for sale, at fair value	$ 1,002
Adjustable rate loans held at fair value | 1mm - 1.5mm
Loan delinquency information
Number of loans held and held for sale | loan	2
Loans, held at fair value and held for sale, at fair value	$ 2,413
Adjustable rate loans held at fair value | 1.5mm - 2mm
Loan delinquency information
Number of loans held and held for sale | loan	2	1
Loans, held at fair value and held for sale, at fair value	$ 3,973	$ 1,777
Adjustable rate loans held at fair value | 1.5mm - 2mm | Minimum
Loan delinquency information
Interest rate		3.44%
Adjustable rate loans held at fair value | 1.5mm - 2mm | Maximum
Loan delinquency information
Interest rate		3.44%
Adjustable rate loans held at fair value | 2mm - 2.5mm
Loan delinquency information
Number of loans held and held for sale | loan		1
Loans, held at fair value and held for sale, at fair value		$ 2,221
Adjustable rate loans held at fair value | 2mm - 2.5mm | Minimum
Loan delinquency information
Interest rate		3.44%
Adjustable rate loans held at fair value | 2mm - 2.5mm | Maximum
Loan delinquency information
Interest rate		3.44%
Adjustable rate loans held at fair value | >2.5mm
Loan delinquency information
Number of loans held and held for sale | loan	5
Loans, held at fair value and held for sale, at fair value	$ 26,495
Sutherland
Loan delinquency information
Loans, held-for-investment	$ 923,465	$ 927,218